OTHER COMPREHENSIVE INCOME (LOSS) - Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ 1	$ (30)	$ (9)
Income tax relating to investments in equity instruments included in other comprehensive income	(4)	0	(2)
Income tax relating to revaluation surplus	$ (17)	$ (68)	$ (72)